Operating Segments - Schedule of Segment Assets (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Operating Segments [Line Items]
Segment assets	$ 282,919,269	$ 226,095,541
Operating Segments | Battery Materials
Disclosure Of Operating Segments [Line Items]
Segment assets	261,763,504	169,314,731
Operating Segments | Battery Technology
Disclosure Of Operating Segments [Line Items]
Segment assets	7,964,870	15,235,436
Operating Segments | Graphite Exploration
Disclosure Of Operating Segments [Line Items]
Segment assets		2,049,907
Unallocated
Disclosure Of Operating Segments [Line Items]
Segment assets	$ 13,190,895	$ 39,495,467